Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
October 31, 2025
SCV-NPRT1-1225
1.823236.121
Common Stocks - 98.8%
	Shares	Value ($)
BERMUDA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	81,417,600
CANADA - 4.1%
Energy - 1.0%
Energy Equipment & Services - 1.0%
CES Energy Solutions Corp (a)	6,250,000	42,823,785
Financials - 0.4%
Financial Services - 0.4%
ECN Capital Corp (a)	10,243,751	20,377,217
Materials - 0.5%
Metals & Mining - 0.5%
Triple Flag Precious Metals Corp (United States)	776,108	21,544,758
Utilities - 2.2%
Gas Utilities - 2.2%
Brookfield Infrastructure Corp (United States) (a)	2,155,750	97,677,033
TOTAL CANADA		182,422,793
UNITED STATES - 92.9%
Consumer Discretionary - 11.8%
Hotels, Restaurants & Leisure - 0.9%
Wyndham Hotels & Resorts Inc	545,500	40,056,065
Household Durables - 4.0%
KB Home	1,958,130	122,226,475
Taylor Morrison Home Corp (b)	915,900	54,285,393
		176,511,868
Specialty Retail - 6.3%
American Eagle Outfitters Inc	5,080,000	84,886,801
Murphy USA Inc	210,052	75,240,626
National Vision Holdings Inc (a)(b)	1,105,000	28,453,750
Signet Jewelers Ltd (a)	828,984	81,945,068
Urban Outfitters Inc (b)	137,204	8,864,750
		279,390,995
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp	313,000	24,517,290
TOTAL CONSUMER DISCRETIONARY		520,476,218

Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 2.2%
BJ's Wholesale Club Holdings Inc (b)	740,000	65,312,400
Chefs' Warehouse Inc/The (b)	559,813	33,028,967
		98,341,367
Food Products - 1.0%
Post Holdings Inc (b)	420,000	43,650,600
TOTAL CONSUMER STAPLES		141,991,967

Energy - 7.2%
Energy Equipment & Services - 2.2%
Atlas Energy Solutions Inc (a)	2,170,000	26,864,600
Cactus Inc Class A	547,000	24,160,990
Kodiak Gas Services Inc (a)	1,258,121	46,399,502
		97,425,092
Oil, Gas & Consumable Fuels - 5.0%
Chord Energy Corp	1,013,000	91,899,360
Core Natural Resources Inc	860,000	67,940,000
Sunoco LP	1,145,000	59,791,900
		219,631,260
TOTAL ENERGY		317,056,352

Financials - 19.9%
Banks - 11.6%
BOK Financial Corp	628,809	65,760,845
Eastern Bankshares Inc	3,765,000	66,000,450
FNB Corp/PA	1,970,000	30,968,400
Hancock Whitney Corp	871,934	49,796,151
Old National Bancorp/IN	5,053,286	103,238,633
SOUTHSTATE BANK CORP	408,746	36,235,333
TriCo Bancshares	667,616	29,528,656
UMB Financial Corp	774,977	82,829,542
Wintrust Financial Corp	322,013	41,868,130
		506,226,140
Capital Markets - 2.4%
AllianceBernstein Holding LP	1,133,857	45,603,729
Lazard Inc	774,895	37,814,876
Perella Weinberg Partners Class A	1,192,337	22,272,855
		105,691,460
Consumer Finance - 0.7%
FirstCash Holdings Inc	200,619	31,798,111
Financial Services - 1.0%
Federal Agricultural Mortgage Corp Class C	272,500	43,229,400
Insurance - 4.2%
Axis Capital Holdings Ltd	738,900	69,205,374
Baldwin Insurance Group Inc/The Class A (a)(b)	1,655,256	36,581,158
Primerica Inc	308,591	80,193,543
		185,980,075
TOTAL FINANCIALS		872,925,186

Health Care - 8.8%
Biotechnology - 2.3%
CG oncology Inc (b)	100,905	4,366,159
Cidara Therapeutics Inc (b)	45,000	4,915,800
Cogent Biosciences Inc (b)	305,000	4,971,500
Cytokinetics Inc (b)	380,853	24,218,442
Disc Medicine Inc (b)	130,451	11,247,485
GRAIL Inc (a)(b)	103,219	9,488,923
Praxis Precision Medicines Inc (b)	66,000	13,118,160
Spyre Therapeutics Inc (b)	280,564	6,862,595
Vaxcyte Inc (b)	536,133	24,276,103
		103,465,167
Health Care Equipment & Supplies - 1.6%
Enovis Corp (b)	1,445,000	45,141,800
QuidelOrtho Corp (b)	884,427	23,870,685
		69,012,485
Health Care Providers & Services - 2.8%
BrightSpring Health Services Inc (b)	1,968,980	65,074,789
LifeStance Health Group Inc (b)	5,636,214	27,617,449
Pediatrix Medical Group Inc (a)(b)	1,771,387	30,060,437
		122,752,675
Health Care Technology - 0.2%
Evolent Health Inc Class A (b)	1,794,086	11,966,554
Pharmaceuticals - 1.9%
Amylyx Pharmaceuticals Inc (b)	360,000	5,014,800
Enliven Therapeutics Inc (b)	208,477	4,882,531
Ligand Pharmaceuticals Inc (a)(b)	379,965	72,691,104
		82,588,435
TOTAL HEALTH CARE		389,785,316

Industrials - 18.2%
Construction & Engineering - 0.8%
WillScot Holdings Corp	1,563,850	34,013,737
Electrical Equipment - 1.5%
NEXTracker Inc Class A (b)	654,923	66,291,306
Ground Transportation - 2.2%
Knight-Swift Transportation Holdings Inc	1,494,600	67,436,352
Saia Inc (b)	99,700	29,162,250
		96,598,602
Machinery - 6.6%
Atmus Filtration Technologies Inc	555,000	25,241,400
Blue Bird Corp (a)(b)	1,435,000	71,692,600
Enpro Inc	254,191	58,974,854
JBT Marel Corp	296,618	37,403,530
REV Group Inc	1,548,746	79,404,207
Terex Corp	442,095	20,345,212
		293,061,803
Professional Services - 4.6%
KBR Inc	1,530,676	65,574,160
Parsons Corp (a)(b)	1,260,000	104,756,400
Science Applications International Corp (a)	325,655	30,517,130
		200,847,690
Trading Companies & Distributors - 2.5%
DXP Enterprises Inc/TX (b)	272,000	32,544,800
Herc Holdings Inc (a)	545,500	77,488,275
		110,033,075
TOTAL INDUSTRIALS		800,846,213

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 5.6%
Bel Fuse Inc Class B	251,589	38,742,190
Crane NXT Co	472,276	29,871,457
Insight Enterprises Inc (b)	571,490	57,149,000
Sanmina Corp (b)	670,545	91,898,192
Vontier Corp	732,100	28,185,850
		245,846,689
IT Services - 1.0%
Kyndryl Holdings Inc (b)	1,571,167	45,438,150
Semiconductors & Semiconductor Equipment - 2.2%
MaxLinear Inc Class A (b)	3,195,000	48,404,250
Penguin Solutions Inc (a)(b)	2,249,700	50,100,819
		98,505,069
TOTAL INFORMATION TECHNOLOGY		389,789,908

Materials - 3.8%
Construction Materials - 2.2%
Eagle Materials Inc	266,000	56,477,120
Knife River Corp (b)	681,700	41,215,582
		97,692,702
Containers & Packaging - 1.6%
Silgan Holdings Inc	1,836,900	70,941,078
TOTAL MATERIALS		168,633,780

Real Estate - 8.8%
Health Care REITs - 3.6%
American Healthcare REIT Inc	1,680,000	76,137,600
CareTrust REIT Inc	2,316,581	80,269,532
		156,407,132
Industrial REITs - 0.7%
Terreno Realty Corp	539,100	30,798,783
Real Estate Management & Development - 1.7%
Compass Inc Class A (b)	6,693,937	51,610,254
Cushman & Wakefield PLC (b)	1,620,225	25,437,533
		77,047,787
Retail REITs - 2.1%
Acadia Realty Trust (a)	2,769,400	52,812,458
Curbline Properties Corp	880,000	20,292,800
SITE Centers Corp (a)	2,441,270	17,894,509
		90,999,767
Specialized REITs - 0.7%
National Storage Affiliates Trust	1,129,000	32,842,610
TOTAL REAL ESTATE		388,096,079

Utilities - 2.4%
Gas Utilities - 0.5%
Southwest Gas Holdings Inc	255,459	20,308,991
Multi-Utilities - 0.1%
Unitil Corp	117,110	5,709,112
Water Utilities - 1.8%
California Water Service Group	1,788,517	79,374,384
TOTAL UTILITIES		105,392,487

TOTAL UNITED STATES		4,094,993,506
TOTAL COMMON STOCKS (Cost $3,958,366,027)		4,358,833,899

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	45,433,237	45,442,323
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	122,767,171	122,779,448
TOTAL MONEY MARKET FUNDS (Cost $168,221,771)			168,221,771

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $4,126,587,798)	4,527,055,670
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(113,366,126)
NET ASSETS - 100.0%	4,413,689,544

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $96,602,264.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,260,961	602,739,492	610,555,244	656,466	(2,886)	-	45,442,323	45,433,237	0.1%
Fidelity Securities Lending Cash Central Fund	207,737,983	482,189,694	567,148,229	166,265	-	-	122,779,448	122,767,171	0.5%
Total	260,998,944	1,084,929,186	1,177,703,473	822,731	(2,886)	-	168,221,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Blue Bird Corp	88,586,155	13,717,490	45,480,681	-	3,493,938	11,375,698	-	-
Total	88,586,155	13,717,490	45,480,681	-	3,493,938	11,375,698	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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